[AIM LOGO APPEARS HERE]             Dear Shareholder:

              [Photo of             Money markets spent much of the fiscal year
           Charles T. Bauer,        ended March 31, 1997, trying to anticipate
           Chairman of the          Federal Reserve Board policy. As the fiscal
LETTER    Board of the Fund         year opened, one-year tax-free notes were
TO OUR      appears here]           yielding approximately 3.60%. That yield
SHAREHOLDERS                        rose closer to 4.00% by early summer, partly
                                    because strong economic growth in the second quarter of 1996 fueled speculation that the Fed would raise rates, and partly because a generous supply of securities in the tax-free market dampened prices and boosted yields.
                 Concern about Fed policy subsided later in 1996, as the
               economic data repeatedly testified to two things: an economy growing at a sustainable pace, and a mild rate of inflation. Markets remained stable late in 1996 through early 1997. As the fiscal year ended, one-year municipal securities were trading in the 3.70% to 3.75% range.
                 Toward the close of the fiscal year, in his semiannual
               testimony before Congress, Federal Reserve Board Chairman Alan Greenspan reignited speculation about an interest rate rise when he spoke of the Open Market Committee's vigilance about "potentially inflationary expansion." Thus, the Fed's March 25, 1997, decision to raise the target federal funds rate 25 basis points was widely anticipated. Nevertheless, the decision rekindled volatility, as no one could be certain whether short-term rates would be raised again.

               YOUR INVESTMENT PORTFOLIO

               As shown in the performance chart on the next page, the Cash Reserve Portfolio Institutional Cash Reserve Shares' continued emphasis on its strict investment discipline kept the Portfolio very competitive throughout the fiscal year. The Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity through investments in high-quality short-term municipal securities. The Portfolio invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Net assets of the Institutional Cash Reserve Shares of the Portfolio stood at $966.6 million at the close of the fiscal year.

                                    Yields as of 3/31/97

                                               Average     Seven-Day
                                            Monthly Yield    Yield

               Cash Reserve Portfolio
               Institutional Cash
               Reserve Shares                     3.08%      3.29%

               IBC Tax-Free Money Fund
               Averages Institutions Only(TM)     2.97%      3.15%

               IBC All Tax-Free Money
               Fund Averages                      2.76%      2.93%

                 The Portfolio continues to hold an AAAm credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm rating is historical and is based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews. As with any money market fund, your investment in the Cash Reserve Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other agency, and there can be no assurance the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                     (continued)

               OUTLOOK FOR THE FUTURE

               As the fiscal year closed, the future of short-term interest rates was uncertain. On the one hand, the Fed rarely raises or lowers interest rates only once when it changes the direction of monetary policy, so many expect further rate hikes. In addition, predictions of first-quarter 1997 economic growth run as high as a 4.5% annual pace, a rate the Fed would regard as unsustainable and an occasion for further monetary tightening. Gross domestic product growth was actually at a 5.6% annual rate during the first quarter, as reported after the fiscal year closed.

                 On the other hand, inflation remains moderate: just 2.8% for the calendar year ended March 31, 1997, according to the U.S. Department of Labor. Thus, even those anticipating further rate hikes believe their extent will be limited given the absence of inflation and the presumption that the Fed has acted preemptively to thwart future price increases.

                 In the wake of the Fed's March 25 rate-hike announcement,
               yields on tax-free short-term securities did not increase quite as much as yields on taxable issues. As expected, tax-free rates did rise again in mid-April, shortly after the close of the fiscal year, as tax-filing season fueled redemptions from money market funds.

                 Because of its relatively short weighted average maturity, the
               Cash Reserve Portfolio can respond quickly to changes in the interest rate environment. As of the close of the fiscal year, the Portfolio's weighted average maturity was 26 days.

               AIM/INVESCO MERGER FINALIZED

               We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $160 billion in assets under management as of March 31, 1997.

                 The merger creates a company with the financial strength
               necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. Though now under one holding company, AIM and INVESCO will continue to operate as separate entities. Therefore, this merger will not change the portfolio management, investment style, or name of any of the AIM funds you own. The merger's completion begins a new and promising era for AIM, one we believe will yield exciting opportunities.

                 We are pleased to send you this report concerning your
               investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

               The annual shareholder meeting of Tax-Free Investments Co. and the Cash Reserve Portfolio was held on February 7, 1997. For details of the business transacted at that meeting, please see Supplementary Proxy Information - Shareholder Meeting after the financial statements of this report.

AVERAGE MONTHLY YIELD COMPARISON
12 months ended 3/31/97 (Yields are average monthly yields for the month-ends shown)

                                              IBC Tax-Free Money Fund
              TFIC Institutional        Averages Institutions Only (TM)(2)                IBC All Tax-Free
            Cash Reserve Shares(1)                   Yield                           Money Fund Averages(TM)(3)
 4/96                3.32%                             3.18%                                     2.97%
 5/96                3.53                              3.37                                      3.16
 6/96                3.21                              3.08                                      2.88
 7/96                2.94                              2.87                                      2.67
 8/96                3.34                              3.17                                      2.98
 9/96                3.36                              3.21                                      3.00
10/96                3.31                              3.16                                      2.96
11/96                3.32                              3.17                                      2.98
12/96                3.43                              3.26                                      3.07
 1/97                3.23                              3.09                                      2.90
 2/97                3.20                              3.06                                      2.87
 3/97                3.08                              2.97                                      2.76

(1) Yields shown above are net of expenses.
(2) Average yield for all Tax-Free Money Funds (Institutions Only) category compiled by IBC Money Market Insight(TM)
(3) Average yield for all Tax-Free Money Funds category compiled by IBC Money Market Insight(TM)

TFIC Institutional Cash Reserves Shares' 7-day SEC yield as of March 31, 1997 was 3.29%.

Past performance cannot guarantee comparable future results.

SCHEDULE OF INVESTMENTS
March 31, 1997

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
ALABAMA - 2.04%

Birmingham (City of) (YMCA-Birmingham);
 Public Park
 and Recreation Board RB
  3.55% 06/01/16(b)(c)                      --  VMIG-1  $  3,390 $    3,390,000
-------------------------------------------------------------------------------
BMC Special Care Facilities Financing
 Authority (VHA of Alabama Inc. Capital
 Asset Financing Program); Variable Rate
 Hospital
 Series 1985 RB
  3.45% 12/01/30(b)(d)                     A-1    Aaa      4,000      4,000,000
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  3.50% 02/01/12(b)(c)                     A-1+   --       2,775      2,775,000
-------------------------------------------------------------------------------
Port City Medical Board of Mobile Alabama
 (The) (Mobile Infirmary Association);
 Series 1992 A RB
  3.50% 07/25/97(c)(e)                     A-1+   P-1     10,300     10,300,000
-------------------------------------------------------------------------------
                                                                     20,465,000
-------------------------------------------------------------------------------

ALASKA - 1.13%

Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  3.45% 06/01/26(b)                        A-1+ VMIG-1     8,900      8,900,000
-------------------------------------------------------------------------------
Valdez (City of) (ARCO Transportation
 Alaska, Inc. Project); Marine Terminal
 Refunding Series 1994 A RB
  3.45% 05/16/97(e)                        A-1  VMIG-1     2,400      2,400,000
-------------------------------------------------------------------------------
                                                                     11,300,000
-------------------------------------------------------------------------------

ARIZONA - 2.42%

Apache (County of) Industrial Development
 Authority (Tucson Electric); Series 1983
 C IDR
  3.45% 12/15/18(b)(c)                     A-1  VMIG-1     5,900      5,900,000
-------------------------------------------------------------------------------
Arizona (State of) Agricultural
 Improvement and Power District (Salt
 River Project); Promissory Notes
  3.45% 04/07/97                           A-1+   P-1      3,000      3,000,140
-------------------------------------------------------------------------------
  3.55% 06/13/97                           A-1+   P-1      9,570      9,570,000
-------------------------------------------------------------------------------
Maricopa (County of) Union High School
 District No. 210;
 Series 1995 A GO
  5.75% 07/01/97                            AA    Aa       1,000      1,004,836
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
 Authority (Tucson Electric Co. Project);
 Refunding Series 1982 A IDR
  3.50% 06/15/22(b)(c)                     A-1+ VMIG-1     2,000      2,000,000
-------------------------------------------------------------------------------
Tempe (City of) Industrial Development
 Authority (Elliot's Crossing Apartment
 Project); Variable Rate Demand
 Multifamily Housing Series RB
  3.45% 10/01/08(b)(c)                     A-1+   --       2,800      2,800,000
-------------------------------------------------------------------------------
                                                                     24,274,976
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
COLORADO - 3.49%

Adams (County of) Industrial Development
 (Clear Creek Business); Series 1984 RB
  3.55% 11/01/08(b)(c)                     --   VMIG-1  $  8,300 $    8,300,000
-------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
 1996 A TRAN
  4.50% 06/27/97                          SP-1+   --       5,000      5,007,338
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Revenue Series 1996 B RB
  3.55% 10/15/16(b)(c)                    A-1+    --       5,370      5,370,000
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Winridge Project); Adjustable
 Refunding Multifamily Housing Series
 1993 RB
  3.50% 02/01/23(b)(c)                    A-1+    --      12,715     12,715,000
-------------------------------------------------------------------------------
Douglas (County of) (Autumn Chase
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.45% 07/01/06(b)(c)                     --   VMIG-1     3,700      3,700,000
-------------------------------------------------------------------------------
                                                                     35,092,338
-------------------------------------------------------------------------------

CONNECTICUT - 0.36%

Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special
 Tax Obligation RB
  3.40% 12/01/10(b)(c)                    A-1+  VMIG-1     2,225      2,225,000
-------------------------------------------------------------------------------
Connecticut (State of) Power and Light
 Development Authority;
 Series 1993 A RB
  3.50% 09/01/28(b)(c)                    A-1+  VMIG-1     1,425      1,425,000
-------------------------------------------------------------------------------
                                                                      3,650,000
-------------------------------------------------------------------------------

DELAWARE - 0.10%

Delaware Transportation Authority
 System; RB
  7.00% 07/01/97(d)                        AAA    Aaa      1,000      1,008,198
-------------------------------------------------------------------------------

DISTRICT OF COLUMBIA - 0.38%

District of Columbia (The American
 University Issue); Variable Rate Weekly
 Demand Series 1985 RB
  3.45% 10/01/15(b)(c)                     --   VMIG-1     3,800      3,800,000
-------------------------------------------------------------------------------

FLORIDA - 4.49%

Alachua (County of) Health Facility
 Authority (Shands Teaching Hospital);
 Series 1996 B RB
  3.50% 12/01/26(b)(d)                    A-1+  VMIG-1    13,700     13,700,000
-------------------------------------------------------------------------------
Brevard (County of) Housing Finance
 Authority (Palm Place Project);
 Multifamily Housing Series 1985 RB
  3.55% 12/01/07(b)(c)                     --   VMIG-1     7,500      7,500,000
-------------------------------------------------------------------------------
Florida Housing Finance Agency
 (Woodlands Project); Adjustable Rate
 Multifamily Housing Series 1985 SS RB
  3.45% 12/01/07(b)(c)                    A-1+  VMIG-1     2,000      2,000,000
-------------------------------------------------------------------------------
Gulf Breeze (City of)(Florida Municipal
 Bond Fund); Variable Rate Demand Series
 1995 A RB
  3.46% 03/31/21(b)(c)                     A-1    --      10,000     10,000,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
Florida - (continued)
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Cooperative Finance Corp. Guaranteed
 Floating/Fixed Rate Pooled
 Series 1984 H-1 PCR
  3.45% 03/15/14(b)(c)                    A-1+    P-1   $  3,915 $    3,915,000
-------------------------------------------------------------------------------
Sunshine State Governmental Financing
 Commission (Florida State Board of
 Administration); Government Financing
 Program Tax Exempt Commercial Notes
  3.55% 06/20/97(d)                       A-1+    --       8,000      8,000,000
-------------------------------------------------------------------------------
                                                                     45,115,000
-------------------------------------------------------------------------------

GEORGIA - 3.81%

Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment Project);
 Multifamily Housing RB
  3.45% 09/15/26(b)(c)                    A-1+    --       5,000      5,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  3.50% 12/01/02(b)(c)                    A-1+    --       2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Camden Brook Project); Multifamily
 Housing Series 1995 RB
  3.45% 06/15/25(b)(c)                    A-1+  VMIG-1     6,000      6,000,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project); Multifamily
 Housing Series 1995 RB
  3.45% 06/15/25(b)(c)                    A-1+    --       7,600      7,600,000
-------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
 Authority (Egleston Children's Hospital
 at Emory University Health Care System
 Project); Variable Rate Demand Series
 1995 A RAN
  3.45% 03/01/24(b)(c)                    A-1+  VMIG-1     3,000      3,000,000
-------------------------------------------------------------------------------
Development Authority of Dekalb County
 (Radiation Sterilizers, Inc. Project);
 Variable Rate Demand Series 1985 IDR
  3.60% 03/01/05(b)(c)                     A-1    --       4,600      4,600,000
-------------------------------------------------------------------------------
Municipal Gas Authority of Georgia
 (Agency Project); Series 1996 A RB
  3.45% 11/01/06(b)(c)                     A-1+   --       5,000      5,000,000
-------------------------------------------------------------------------------
Roswell (City of) Housing Authority;
 Multifamily Housing RB
  3.45% 08/01/30(b)(c)                     A-1+   --       5,000      5,000,000
-------------------------------------------------------------------------------
                                                                     38,300,000
-------------------------------------------------------------------------------

ILLINOIS - 12.21%

Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate
 Monthly Demand Industrial Building
 Series 1984 RB
  3.45% 09/15/24(b)(c)                    A-1+    --       3,600      3,600,000
-------------------------------------------------------------------------------
Chicago (City of); Tender Notes Series
 1996 GO
  3.55% 10/31/97(c)(e)                    SP-1+  MIG-1     4,000      4,000,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
Illinois - (continued)
Cook (County of)(Catholic Charities
 Housing Development Corp. Project);
 Adjustable Demand Series 1988 A-1 RB
  3.50% 01/01/28(b)(c)                      --  VMIG-1  $  1,700 $    1,700,000
-------------------------------------------------------------------------------
Cook (County of) High School District No.
 201 (Cicero); GO
  7.30% 12/01/97(d)                        AAA    Aaa      6,500      6,652,936
-------------------------------------------------------------------------------
Du Page Water Commission; RB
  6.875% 05/01/97(f)                       AAA    --       1,000      1,022,598
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily
 Housing Series 1983 RB
  3.65% 06/01/08(b)(c)                      --    Aa3      6,070      6,070,000
-------------------------------------------------------------------------------
Illinois (State of); Sales Tax Series E
 RB
  8.10% 06/15/97(f)                        AAA    Aaa      1,435      1,475,693
-------------------------------------------------------------------------------
Illinois Development Finance Authority;
 Variable Rate Demand Notes Series 1996-
 1997A
  3.50% 06/30/97(b)(c)                     A-1+   --       6,600      6,600,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  3.45% 08/01/26(b)(c)                     A-1+   --      10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Chicago Symphony Orchestra Project);
 Variable/Fixed Rate Demand Series 1996
 RB
  3.50% 06/01/31(b)(c)                     A-1+ VMIG-1     5,129      5,129,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Commonwealth Edison Co.); PCR
  3.45% Series A 12/01/06(b)(d)            A-1  VMIG-1     5,000      5,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Institutional Gas Technology Project);
 Variable Rate Series 1993 RB
  3.50% 09/01/18(b)(c)                     A-1+   --       2,600      2,600,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Notes Program); Variable Rate Demand
 Series 1996-1997B RAN
  3.50% 06/30/97(b)(c)                     A-1+   --       5,225      5,225,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Museum of Science & Industry); Variable
 Rate Series 1992 RB
  3.50% 10/15/06(c)(e)                      --  VMIG-1     9,000      9,000,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Pooled Financing Program); Adjustable
 Rate Series 1985 RB
  3.50% 12/01/05(b)(d)                     A-1+ VMIG-1     3,780      3,780,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series D
  3.50% 08/01/15(b)(c)                     A-1+ VMIG-1     4,550      4,550,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
Illinois - (continued)
Illinois Health Facilities Authority
 (Streetville Corp.); Variable Rate
 Series 1994 RB
  3.50% 08/15/24(b)(c)                     A-1+   P-1   $  3,000 $    3,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Advocate Health Care Network); Variable
 Rate Series 1997 B RB
  3.55% 08/15/22(b)(d)                     A-1+ VMIG-1    10,140     10,140,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 Variable Rate Series 1995 RB
  4.00% 08/15/25(b)(d)                     A-1+ VMIG-1     7,800      7,800,000
-------------------------------------------------------------------------------
Marseilles (City of) (Kaiser Agricultural
 Chemicals Inc. Project); Variable Rate
 Demand Series 1985 IDR
  3.50% 01/01/98(b)(c)                     A-1+   --       3,750      3,750,000
-------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool);
 Series 1989 RB
  3.50% 07/01/24(b)(c)                      --  VMIG-1     3,000      3,000,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project
 Phase Five); Multifamily Housing
 Revenue Refunding Series 1996
  3.45% 09/15/26(b)(c)                     A-1+   --      15,380     15,380,000
-------------------------------------------------------------------------------
Village of Northbrook (Euromarket
 Designs, Inc. Project); Variable Rate
 Demand Refunding Series 1993 IDR
  3.50% 07/01/02(b)(c)                     A-1+   --       3,100      3,100,000
-------------------------------------------------------------------------------
                                                                    122,575,227
-------------------------------------------------------------------------------

INDIANA - 2.51%

Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand Economic
 Development Series 1985 RB
  3.55% 07/01/10(b)(c)                      --  VMIG-1     1,200      1,200,000
-------------------------------------------------------------------------------
Indianapolis (City of); Local Public
 Improvement Series 1996 F RB
  4.125% 07/10/97                          SP-1   --       3,000      3,004,789
-------------------------------------------------------------------------------
Indianapolis (City of) (Childrens Museum
 Project); Economic Development Floating
 Rate Series 1995 RB
  3.45% 10/01/25(b)(c)                     A-1+   --       5,000      5,000,000
-------------------------------------------------------------------------------
Indianapolis (City of) (Jewish Community
 Campus Project); Variable Rate Economic
 Development RB
  3.45% 04/01/05(b)(c)                      --  VMIG-1     2,395      2,395,000
-------------------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power
 and Light Co. Project); Adjustable Rate
 Tender Securities Series 1995 B PCR
  3.45% 01/01/23(b)(d)                     A-1+ VMIG-1     2,700      2,700,000
-------------------------------------------------------------------------------
Rockport (City of) Indiana Development
 Authority (AEP Generating Company
 Project); Series 1995 A PCR
  3.80% 07/01/25(b)(d)                     A-1c   Aaa      3,900      3,900,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
Indiana - (continued)
Rockport (City of) Indiana Development
 Authority (AEP Generating Company
 Project B); Series 1995 B PCR
  3.85% 07/01/25(b)(d)                     A-1c   Aaa   $  1,600 $    1,600,000
-------------------------------------------------------------------------------
Sullivan (City of) (Hoosier Energy Rural
 Electric Cooperative, Inc.); National
 Rural Utilities Cooperative Finance
 Corp. Series 1985 L-1 Commercial Notes
  3.40% 05/16/97(c)(e)                     A-1+   P-1      5,400      5,400,000
-------------------------------------------------------------------------------
                                                                     25,199,789
-------------------------------------------------------------------------------

IOWA - 0.17%

Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.45% 12/01/15(b)(d)                     A-1+ VMIG-1     1,700      1,700,000
-------------------------------------------------------------------------------

KANSAS - 0.50%

Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  3.45% 09/15/26(b)(c)                     A-1+   --       5,000      5,000,000
-------------------------------------------------------------------------------

KENTUCKY - 1.32%

Mason County (East Kentucky Power
 Cooperative, Inc. Project); National
 Rural Utilities Cooperative Finance
 Corp. Guaranteed Floating/Fixed Rate
 Pooled Sereis 1984 B-2 PCR
  3.45% 10/15/14(b)(c)                     A-1    Aa3      9,150      9,150,000
-------------------------------------------------------------------------------
Mayfield (City of) (Kentucky League of
 Cities Funding Trust Pooled Lease
 Financing Program); Variable Rate Multi-
 City Lease
 Series 1996 RB
  3.55% 07/01/26(b)(c)                     A-1  VMIG-1     4,100      4,100,000
-------------------------------------------------------------------------------
                                                                     13,250,000
-------------------------------------------------------------------------------

LOUISIANA - 0.95%

East Baton Rouge Mortgage Finance
 Authority (GNMA and FNMA Mortgage-Backed
 Securities Program); Single Family
 Mortgage Refunding Series 1996 C-1 RB
  3.85% 04/03/97(e)(f)                      --  VMIG-1     2,000      2,000,000
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Greenbriar Hospital Inc. Project);
 Variable Rate Demand Series 1984 RB
  3.50% 11/01/14(b)(c)                      --    Aa2      2,500      2,500,000
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Willi-Knighton Medical Center Project);
 Hospital Series 1995 RB
  3.50% 09/01/25(b)(d)                     A-1  VMIG-1     5,000      5,000,000
-------------------------------------------------------------------------------
                                                                      9,500,000
-------------------------------------------------------------------------------

MARYLAND - 0.35%

Prince George (County of) Housing
 Authority (Laurel-Oxford Associates
 Apartment Project); Mortgage Series 1985
 RB
  3.525% 10/01/07(b)(c)                     --  VMIG-1     3,500      3,500,000
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
MASSACHUSETTS - 0.15%

Massachusetts Health & Educational
 Facilities Authority (Harvard
 University Issue); Variable Rate
 Demand Series 1 RB
  3.30% 08/01/17(b)(d)                  A-1+  VMIG-1  $  1,500 $    1,500,000
-----------------------------------------------------------------------------

MICHIGAN - 5.89%

Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.55% 10/01/19(b)(c)                   --   VMIG-1     1,000      1,000,000
-----------------------------------------------------------------------------
Michigan (State of); Full Faith &
 Credit General Obligation Notes
 Series 1997
  4.50% 09/30/97                        SP-1+  MIG-1     7,000      7,035,340
-----------------------------------------------------------------------------
Michigan State Hospital Finance
 Authority
 (Hospital Equipment Loan Program);
 Hospital RB
  3.55% Pooled Series 1994 A
   12/01/23(b)(c)                        --   VMIG-1     5,600      5,600,000
-----------------------------------------------------------------------------
  3.55% Pooled Series 1995 A
   12/01/23(b)(c)                        --   VMIG-1     2,900      2,900,000
-----------------------------------------------------------------------------
  3.55% Pooled Series 1996 A
   12/01/23(b)(c)                        --   VMIG-1     6,900      6,900,000
-----------------------------------------------------------------------------
Michigan State Strategic Fund (Detroit
 Edison Co.);
 Limited Obligation RB
  4.00% 09/01/30(b)(c)                  A-1+    P-1      5,000      5,000,000
-----------------------------------------------------------------------------
Michigan State Strategic Fund
 (Peachwood Center Association
 Project); Limited Obligation Series
 1995 RB
  3.45% 06/01/16(b)(c)                  A-1+    --       2,350      2,350,000
-----------------------------------------------------------------------------
Michigan State Underground Storage
 Tank Financial Assurance Authority;
 Series I RB
  5.00% 05/01/97(d)                      AAA    Aaa      6,500      6,505,948
-----------------------------------------------------------------------------
Michigan Strategic Fund (Consumer's
 Power Corp.); Variable Rate Demand
 Series 1988 A PCR
  3.80% 04/15/18(b)(c)                   --     P-1      4,844      4,843,500
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited
 Obligation
 Series 1985 RB
  3.40% 10/01/15(b)(c)                   --   VMIG-1     3,650      3,650,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (The Norcor
 Corp. Project); IDR
  3.45% 12/01/00(b)(c)                   --     P-1      4,400      4,400,000
-----------------------------------------------------------------------------
Monroe (County of) (Detroit Edison
 Co.); Limited Obligation Revenue
 Adjusting Refunding Series 1992 CC RB
  4.00% 10/01/24(b)(c)                   --     P-1      4,000      4,000,000
-----------------------------------------------------------------------------
Wayne County School District; State
 School Aid
 Limited Tax Series 1996 GO
  4.50% 05/01/97                        SP-1+   --       5,000      5,002,189
-----------------------------------------------------------------------------
                                                                   59,186,977
-----------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
MINNESOTA - 1.90%

Bloomington (City of) Port Authority
 (Mall of America Project); Special Tax
 Revenue Series 1996 B RB
  3.50% 02/01/13(b)(d)                     A-1+ VMIG-1  $  2,000 $    2,000,000
-------------------------------------------------------------------------------
Duluth (City of) (Miller-Dwan Medical
 Center); Variable Rate Demand Health
 Facilities Series 1996 RB
  3.80% 06/01/19(b)(c)                     A-1+   --       7,000      7,000,000
-------------------------------------------------------------------------------
Mankato (City of) (Northern States Power
 Co. Project); Floating Collateralized
 Series 1985 PCR
  3.55% 03/01/11(b)(d)                     AA-    A1       2,900      2,900,000
-------------------------------------------------------------------------------
Minneapolis (City of) Community
 Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding
 Series 1995 RB
  3.50% 04/01/10(b)(c)                     A-1    --       6,000      6,000,000
-------------------------------------------------------------------------------
Red Wing (City of) Industrial Development
 Authority (Northern States Power Co.);
 Floating Rate Collateralized Series 1985
 PCR
  3.55% 03/01/11(b)(d)                     AA-    A1       1,200      1,200,000
-------------------------------------------------------------------------------
                                                                     19,100,000
-------------------------------------------------------------------------------

MISSOURI - 2.22%

Kansas (City of) (Sleepy Hollow Apartment
 Project); Multifamily Housing Series
 1996 RB
  3.45% 09/15/26(b)(c)                     A-1+   --       7,500      7,500,000
-------------------------------------------------------------------------------
Missouri Health & Educational Facilities
 Authority (St. Francis Medical Center);
 Variable Rate Demand Health Facilities
 Series 1996 A RB
  3.80% 06/01/26(b)(c)                     A-1+   --       3,500      3,500,000
-------------------------------------------------------------------------------
Missouri State Environmental Improvement
 & Energy Resource Authority (Associated
 Electric Cooperative, Inc. Project);
 Pooled
 Series 1993-M RB
  3.45% 12/15/03(b)(c)                     AA-  VMIG-1     2,490      2,490,000
-------------------------------------------------------------------------------
Saint Louis County Industrial Development
 Authority (Bonhomme Village Apartments
 Association Project); Variable Rate
 Demand Housing Series 1985 RB
  3.65% 10/01/07(b)(c)                      --  VMIG-1     6,900      6,900,000
-------------------------------------------------------------------------------
Sikeston (City of) Missouri; Electric
 Revenue RB
  5.10% 06/01/97(d)                        AAA    Aaa      1,865      1,869,650
-------------------------------------------------------------------------------
                                                                     22,259,650
-------------------------------------------------------------------------------

MISSISSIPPI - 1.60%

Jackson (County of) (Chevron U.S.A. Inc.
 Project); Series 1993 PCR
  3.80% 12/01/16(b)                         --    P-1      2,900      2,900,000
-------------------------------------------------------------------------------
  3.80% 06/01/23(b)                         --    P-1      6,100      6,100,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
Mississippi - (continued)
Perry (County of) (Leaf River Forest
 Project); Series 1989 PCR
  3.50% 10/01/12(b)(c)                     --     P-1   $  7,100 $    7,100,000
-------------------------------------------------------------------------------
                                                                     16,100,000
-------------------------------------------------------------------------------

MONTANA - 0.40%

Montana (State of); Series 1996 TRAN
  4.50% 06/27/97                          SP-1+  MIG-1     4,000      4,007,483
-------------------------------------------------------------------------------

NEVADA - 0.20%

Clark (County of) (Nevada Power Co.
 Project);
 Series 1995 D-1 PCR
  3.45% 10/01/11(b)(c)                    A-1+    --       2,000      2,000,000
-------------------------------------------------------------------------------

NEW HAMPSHIRE - 1.33%

New Hampshire Higher Educational and
 Health Facilities Authority (VHA of New
 England Capital Asset Financial
 Program); Variable Rate Hospital Series
 1985 G RB
  3.45% Series G 12/01/25(b)(d)            A-1    Aaa      7,925      7,925,000
-------------------------------------------------------------------------------
New Hampshire Housing Finance Authority
 (EQR-Bond Partnership-Manchester
 Project); Multifamily Housing Refunding
 Series 1996 RB
  3.45% 09/15/26(b)(c)                     --   VMIG-1     5,000      5,000,000
-------------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.40% 01/01/09(b)(c)                    A-1+    --         400        400,000
-------------------------------------------------------------------------------
                                                                     13,325,000
-------------------------------------------------------------------------------

NEW MEXICO - 1.96%

Farmington (City of) (Public Service Co.
 of New Mexico San Juan Project); Series
 1997 B PCR
  3.45% 04/01/22(b)(c)                    A-1+    P-1     14,000     14,000,000
-------------------------------------------------------------------------------
Hurley (Town of) (Kennecott Santa Fe
 Corp. Project); Unit Priced Demand
 Adjustable Series 1985 PCR
  3.80% 12/01/15(b)(d)                    A-1+    P-1      4,600      4,600,000
-------------------------------------------------------------------------------
Las Cruces (City of); Joint Utility
 Refunding and Improvement Series 1997 A
 RB
  4.00% 07/01/97                           AAA    Aaa      1,070      1,071,034
-------------------------------------------------------------------------------
                                                                     19,671,034
-------------------------------------------------------------------------------

NEW YORK - 18.25%

Eagle Tax Exempt Trust; Class A COP(g)
  3.56% Series 97C4703 01/01/01(e)(f)     A-1+c   Aaa     10,800     10,800,000
-------------------------------------------------------------------------------
  3.61% Series 1993 E 08/01/06(b)(d)      A-1+c   --      15,000     15,000,000
-------------------------------------------------------------------------------
  3.61% Series 1993 F 08/01/06(b)(d)      A-1+c   --      20,500     20,500,000
-------------------------------------------------------------------------------
  3.61% Series 943902 05/01/07(b)(d)      A-1+c   --      17,800     17,800,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)       VALUE
New York - (continued)
  3.61% Series 943901 06/15/07(b)(d)     A-1+c   --    $ 14,500 $   14,500,000
------------------------------------------------------------------------------
  3.61% Series 94C2102 06/01/14(b)(c)    A-1+c   --      10,100     10,100,000
------------------------------------------------------------------------------
  3.56% Series 97C4702 01/01/20(b)(d)    A-1+c   Aa1      9,500      9,500,000
------------------------------------------------------------------------------
  3.61% Series 950901 06/01/21(b)(d)     A-1+c   --      12,700     12,700,000
------------------------------------------------------------------------------
  3.56% Series 943207 07/01/29(b)(d)     A-1+c   --      14,200     14,200,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project No.
 2); Series 964703 Class A COP
  3.56% 07/01/11(b)(d)(g)                A-1+c   --       5,600      5,600,000
------------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St. Lukes-Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A Mortgage
 RB
  3.55% 02/15/29(b)(d)                   A-1+c   --       9,700      9,700,000
------------------------------------------------------------------------------
New York (City of); General Obligation
 Fiscal Series 1997 B RAN
  4.50% 06/30/97(c)                      SP-1+  MIG-1    20,500     20,546,728
------------------------------------------------------------------------------
New York City Housing Development Corp.
 (Parkgate Tower); Variable Rate Demand
 Resolution Series 1 1985 RB
  3.30% 12/01/07(b)(c)                   A-1+  VMIG-1     5,870      5,870,000
------------------------------------------------------------------------------
New York City Municipal Water Finance
 Authortiy; Water and Sewer System
 Adjustable Rate Series 1994 G RB
  3.85% 06/15/24(b)(d)                   A-1+  VMIG-1     2,000      2,000,000
------------------------------------------------------------------------------
New York State Energy Research and
 Development Authority (Niagara Mohawk
 Power Corp.); PCR
  3.80% Series 1985 A 07/01/15(b)(c)     A-1+    --       6,800      6,800,000
------------------------------------------------------------------------------
  3.80% Series 1985 C 12/01/25(b)(c)      --     P-1      2,600      2,600,000
------------------------------------------------------------------------------
Triborough (The) Bridge and Tunnel
 Authority; Special Obligation Variable
 Rate Demand Series 1994 RB
  3.45% 01/01/24(b)(d)                   A-1+  VMIG-1     5,000      5,000,000
------------------------------------------------------------------------------
                                                                   183,216,728
------------------------------------------------------------------------------

NORTH CAROLINA - 2.87%

Alamance (County of) Industrial
 Facilities & Pollution Control
 Financing Authority (Science
 Manufacturing Inc. Project); Series
 1985 IDR
  3.90% 04/01/15(b)(c)                    --     P-1      3,000      3,000,000
------------------------------------------------------------------------------
New Hanover (County of) Industrial
 Facilities and Pollution Control
 Financing Authority (Gang-Nail
 Systems, Inc. Project);
 Series 1984 IDR
  3.50% 12/01/99(b)(c)                    --     P-1      5,600      5,600,000
------------------------------------------------------------------------------
North Carolina Educational Facilities
 Finance Agency (Elon College); Series
 1997 RB
  3.35% 01/01/19(b)(c)                   A-1+  VMIG-1     5,000      5,000,000
------------------------------------------------------------------------------

                                           RATING(a)      PAR
                                          S&P  MOODY'S   (000)       VALUE
North Carolina - (continued)
North Carolina Educational Facilities
 Finance Agency (Guillford College
 Project); Variable Rate Demand/Fixed
 Rate Series 1993 RB
  3.80% 09/01/23(b)(c)                    A-1+   --    $   2,100 $    2,100,000
-------------------------------------------------------------------------------
North Carolina Medical Care Commission
 Retirement Community (Adult Communities
 Total Services Inc.); Variable Rate
 Demand Series 1996 RB
  3.50% 11/15/09(b)(c)                    A-1+   --        5,655      5,655,000
-------------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Baptist Hospitals Project);
 RB
  3.45% 06/01/12(b)(c)                    A-1+ VMIG-1      4,000      4,000,000
-------------------------------------------------------------------------------
North Carolina Municipal Power Agency
 Number 1 (Catawba Project) Tax Exempt
 Commercial Notes
  3.40% 05/21/97(c)                       A-1+   P-1       3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     28,855,000
-------------------------------------------------------------------------------

OHIO - 2.14%

Cuyahoga (County of) (S&R Playhouse
 Realty Co.); Adjustable Rate Demand
 Series 1984 IDR
  3.65% 12/01/09(b(c)                      --   MIG-1        635        635,000
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  3.65% 11/01/14(b)(c)                     --    P-1       8,800      8,800,000
-------------------------------------------------------------------------------
Lucas (County of) (Lutheran Homes
 Society Project); Adjustable Rate
 Demand Health Care Facilities Series
 1996 RB
  3.45% 11/01/19(b)(c)                    A-1+   --        2,800      2,800,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital RB
  3.55% 10/01/22(b)(c)                    A-1+   --        2,095      2,095,000
-------------------------------------------------------------------------------
Ohio Building Authority (Art Facilities
 Building Fund Projects); State
 Facilities Series 1997 A RB
  4.00% 10/01/97                          AA-    Aa3       3,180      3,184,889
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.35% 12/01/15(b)(c)                     --  VMIG-1        956        956,000
-------------------------------------------------------------------------------
Summit (County of) Various Purpose
 Notes; Series 1996 B General Obligation
 BAN
  4.00% 06/05/97                           --   MIG-1      3,000      3,001,800
-------------------------------------------------------------------------------
                                                          21,466     21,472,689
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE

OKLAHOMA - 1.00%

Oklahoma Water Resource Board State Loan
 Program;
 Series 1994 A RB
  3.50% 09/01/97(e)                       A-1+    --    $ 10,000 $   10,000,000
-------------------------------------------------------------------------------

OREGON - 0.59%

Portland (City of) (South Park Block
 Project); Multifamily Housing Refunding
 Series 1988 A RB
  3.45% 12/01/11(b)(c)                    A-1+    --       5,900      5,900,000
-------------------------------------------------------------------------------

PENNSYLVANIA - 2.78%

Commonwealth of Pennsylvania; First
 Series 1996-1997 TAN
  4.50% 06/30/97                          SP-1+  MIG-1    14,550     14,582,217
-------------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Limited Obligation
 Series 1985 IDR
  3.55% 04/01/15(b)(c)                     --     Aa3        855        855,000
-------------------------------------------------------------------------------
Emmaus (City of) General Authority;
 Series 1996 RB
  3.65% 12/01/28(b)(d)                    A-1+    --       3,000      3,000,000
-------------------------------------------------------------------------------
Schuykill County Industrial Development
 Authority (Gilberton Power Project);
 Variable Rate Resources Recovery Series
 1985 RB
  3.45% 12/01/02(b)(c)                     A-1    --       2,300      2,300,000
-------------------------------------------------------------------------------
Wilkes-Barre (City of) Industrial
 Development Authority (Toys "R" Us/Penn
 Inc. Project); Economic Development
 Series 1984 RB
  3.425% 07/01/14(b)(c)                    --     A1       2,300      2,300,000
-------------------------------------------------------------------------------
York (City of) General Authority;
 Adjustable Rate Pooled Financing Series
 1996 RB
  3.50% 09/01/26(b)(c)                     A-1    --       4,900      4,900,000
-------------------------------------------------------------------------------
                                                                     27,937,217
-------------------------------------------------------------------------------

RHODE ISLAND - 0.13%

Rhode Island and Providence Plantations;
 Lease Participation Certificates
 Correctional Facilities Refunding
 Series 1997 RB
  4.75% 10/01/97(d)                        AAA    Aaa      1,290      1,296,734
-------------------------------------------------------------------------------

SOUTH CAROLINA - 0.89%

Horry (County of) (Carolina Treatment
 Center); Variable Rate Demand Series
 1984 RB
  3.45% 12/01/14(b)(c)                     --     Aa2      2,300      2,300,000
-------------------------------------------------------------------------------
Rock Hill (City of); Utilities System RB
  3.45% 01/01/22(b)(d)                    A-1+  VMIG-1     6,675      6,675,000
-------------------------------------------------------------------------------
                                                                      8,975,000
-------------------------------------------------------------------------------

TENNESSEE - 3.39%

Health, Educational and Housing Facility
 Board of Shelby County (Rhodes
 College); Variable Rate Demand
 Educational Facilities Series 1985 RB
  3.45% 08/01/10(b)(c)                     A-1+   --       2,075      2,075,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)       VALUE
Tennessee - (continued)
Industrial Development Board of the City
 of Knoxville (Toys "R" Us Inc.,
 Project); Series 1984 IDR
  3.65% 05/01/14(b)(c)                     --    A1    $  1,150 $    1,150,000
------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Centre Square II, Ltd.
 Project); Floating Rate Monthly Demand
 Series 1984 IDR
  3.35% 12/01/14(b)(c)                    A-1+   --       5,400      5,400,000
------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Old Kingston Properties);
 Floating Rate Industrial Series 1984
 IDR
  3.35% 12/01/14(b)(c)                    A-1+   --       3,500      3,500,000
------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Professional Plaza, Ltd.
 Project); Floating Rate Monthly Demand
 Series 1984 IDR
  3.35% 12/01/14(b)(c)                    A-1+   --       2,900      2,900,000
------------------------------------------------------------------------------
Knox County Industrial Development Board
 (Weisgarber Partners Ltd Project);
 Floating Rate Series 1984 IDR
  3.35% 12/01/14(b)(c)                    A-1+   --         700        700,000
------------------------------------------------------------------------------
Nashville and Davidson (County of)
 Industrial Development Board of Metro
 Government (Amberwood Ltd Project);
 Multifamily Housing RB
  3.76% Series 1993 A 07/01/13(b)(c)       --  VMIG-1     2,345      2,345,000
------------------------------------------------------------------------------
  3.76% Series 1993 B 07/01/13(b)(c)      A-1  VMIG-1     1,990      1,990,000
------------------------------------------------------------------------------
Tennessee State School Bond Authority;
 Higher Educational Facilities BAN
  3.45% Series 1997 A 03/01/98(b)(d)      A-1+ VMIG-1     7,000      7,000,000
------------------------------------------------------------------------------
  3.45% Series A 07/02/01(b)              A-1+ VMIG-1     2,000      2,000,000
------------------------------------------------------------------------------
  3.45% Series C 07/02/01(b)              A-1+ VMIG-1     5,000      5,000,000
------------------------------------------------------------------------------
                                                                    34,060,000
------------------------------------------------------------------------------

TEXAS - 10.44%

Angelina & Neches River Authority
 Industrial Development Corp.; Solid
 Waste Disposal Series 1984 C RB
  4.00% 05/01/14(b)(c)                     --    P-1      2,700      2,700,000
------------------------------------------------------------------------------
Angelina & Neches River Authority
 Industrial Development Corp. (Temple
 Inland Marine); Series 1984 D RB
  4.00% 05/01/14(b)(c)                     --    P-1      3,300      3,300,000
------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Multifamily RB
  3.45% 09/15/26(b)(c)                    A-1+   --       5,000      5,000,000
------------------------------------------------------------------------------
Brazos River Harbor Navigation District
 of Brazoria County (Hoffman-La Roche
 Inc. Project); Series 1985 RB
  3.425% 04/01/02(b)(c)                    --    A1       2,750      2,750,000
------------------------------------------------------------------------------
Dallas Area Rapid Transit; Sales Tax
 Revenue Series B Commercial Paper Notes
  3.55% 05/28/97(c)                       A-1+   P-1      5,000      5,000,000
------------------------------------------------------------------------------
Harris (County of); Sub Lein Toll Road
 Series D RB
  3.30% 08/01/15(b)(c)                    A-1+ VMIG-1     8,400      8,400,000
------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)       VALUE
Texas - (continued)
Harris County Health Facilities
 Development Corp. (Buckner Retirement
 Services, Inc. Project); Series 1996
 RB
  3.50% 08/15/26(b)(c)                    --   VMIG-1  $ 17,800 $   17,800,000
------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Greater Houston
 Pooled Health); Series 1985 A RB
  3.55% 11/01/25(b)(c)                    A-1    --       2,900      2,900,000
------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 RB
  3.45% 04/01/17(b)(c)                    A-1    --       3,450      3,450,000
------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Memorial Hospital
 System Project); Series 1997 B RB
  3.35% 06/01/24(b)(d)                    --   VMIG-1     5,000      5,000,000
------------------------------------------------------------------------------
North Central Texas Health Facilities
 Development Authority (Presbyterian
 Medical Center); Series 1985 C RB
  3.80% 12/01/15(b)(d)                    A-1  VMIG-1     2,300      2,300,000
------------------------------------------------------------------------------
Nueces County Health Facilities
 Development Corp. (Driscoll Childrens
 Hospital); Floating Rate Demand
 Hospital Series 1985 RB
  3.45% 07/01/15(b)(c)                    --   VMIG-1     2,570      2,570,000
------------------------------------------------------------------------------
Tarrant (County of) Texas Housing
 Finance Corp. (Windcastle Project);
 Multifamily Housing RB
  3.55% 08/01/26(b)(c)                   A-1+    --       2,100      2,100,000
------------------------------------------------------------------------------
Texas (State of); Series 1996 TRAN
  4.75% 08/29/97                         SP-1+  MIG-1    21,000     21,074,669
------------------------------------------------------------------------------
Texas Department of Housing and
 Community Affairs; SFM Tax Exempt
 Refunding Series B Commercial Paper
 Notes
  3.60% 06/26/97(d)                      A-1+    --       2,655      2,655,000
------------------------------------------------------------------------------
Texas Department of Housing and Urban
 Affairs (Remington Hill Department);
 Multifamily Housing Refunding Series
 1993 B RB
  3.50% 02/01/23(b)(c)                   A-1+    --      13,880     13,880,000
------------------------------------------------------------------------------
Texas State Public Finance Authority;
 Building RB
  6.40% 02/01/98(d)                       AAA    Aaa      1,850      1,891,505
------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.60% Series 1985 A 11/01/05(b)(c)      A-1    --         500        500,000
------------------------------------------------------------------------------
  3.60% Series 1985 B 11/01/05(b)(c)      A-1    --       1,650      1,650,000
------------------------------------------------------------------------------
                                                                   104,921,174
------------------------------------------------------------------------------

UTAH - 2.06%

Bountiful (City of) (Bountiful Gateway
 Park Project); Adjustable Rate
 Refunding Series 1987 IDR
  3.75% 12/01/97(b)(c)                   A-1+    --       3,785      3,785,000
------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)       VALUE
Utah - (continued)
Intermountain Power Agency; Variable Rate
 Power Supply Refunding Series 1985 E
 Commercial Notes
  3.50% 08/22/97(c)                        A-1+ VMIG-1  $  8,200 $    8,200,000
-------------------------------------------------------------------------------
State Board of Regents of the State of
 Utah (University Inn Project); Variable
 Rate Demand Series 1985 IDR
  4.00% 12/01/15(b)(c)                      --    P-1      8,655      8,655,000
-------------------------------------------------------------------------------
                                                                     20,640,000
-------------------------------------------------------------------------------

VERMONT - 0.71%

Vermont Educational and Health Buildings
 (VHA New England); Financing Agency RB
  3.45% Series E 12/01/25(b)(d)            A-1    Aaa      2,500      2,500,000
-------------------------------------------------------------------------------
  3.45% Series F 12/01/25(b)(d)            A-1+   Aaa      2,100      2,100,000
-------------------------------------------------------------------------------
Vermont (State of) Health and Education
 Building Finance Agency (VHA of New
 England Capital Asset Finance Program);
 Variable Rate Hospital Series 1985 G RB
  3.45% 12/01/25(b)(d)                     A-1+   Aaa      2,560      2,560,000
-------------------------------------------------------------------------------
                                                                      7,160,000
-------------------------------------------------------------------------------

VIRGINIA - 2.30%

Henrico (County of) Virginia Industrial
 Development Authority (Hermitage
 Project); Variable Rate Health
 Facilities Bonds Series 1994 RB
  3.90% 05/01/24(b)(c)                      --  VMIG-1     6,071      6,070,500
-------------------------------------------------------------------------------
Industrial Development Authority of the
 City of Lynchburg (VHA Mid-Atlantic
 States, Inc.); Capital Asset Financing
 Program Variable Rate Hospital Series
 1985 F RB
  3.50% 12/01/25(b)(d)                     A-1    Aaa      1,000      1,000,000
-------------------------------------------------------------------------------
Industrial Development Authority of the
 City of Norfolk (Sentara Hospitals-
 Norfolk Project); Series 1990 A
 Commercial Paper Notes
  3.50% 05/22/97(e)                        A-1+ VMIG-1    14,985     14,985,000
-------------------------------------------------------------------------------
Peninsula Ports Authority of Virginia
 (Dominion Terminal Associates Project);
 Coal Terminal Refunding Series 1987 D RB
  3.70% 07/01/16(b)(c)                      --    P-1      1,000      1,000,000
-------------------------------------------------------------------------------
                                                                     23,055,500
-------------------------------------------------------------------------------

WASHINGTON - 0.14%

Clark (County of) (Evergreen School
 District No. 114); Unlimited Tax Series
 1996 GO
  6.00% 06/01/97(c)                        AAA    Aaa      1,440      1,445,183
-------------------------------------------------------------------------------

                                        RATING(a)     PAR
                                       S&P  MOODY'S  (000)       VALUE

WEST VIRGINIA - 2.35%

West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic States,
 Inc. Capital Asset Financing
 Program); RB
  3.50% Series 1985 B 12/01/25(b)(d)  A-1+    Aaa   $  3,000 $    3,000,000
------------------------------------------------------------------------------
  3.50% Series 1985 C 12/01/25(b)(d)   A-1    Aaa      3,500      3,500,000
------------------------------------------------------------------------------
  3.50% Series 1985 D 12/01/25(b)(d)   A-1    --       1,400      1,400,000
------------------------------------------------------------------------------
  3.50% Series 1985 E 12/01/25(b)(d)   A-1    Aaa      1,400      1,400,000
------------------------------------------------------------------------------
  3.50% Series 1985 F 12/01/25(b)(d)   A-1    Aaa      5,700      5,700,000
------------------------------------------------------------------------------
  3.50% Series 1985 H 12/01/25(b)(d)   A-1    Aaa      8,600      8,600,000
------------------------------------------------------------------------------
                                                                 23,600,000
------------------------------------------------------------------------------

WISCONSIN - 1.10%

Wisconsin (State of); GO
  4.50% 06/16/97                      SP-1+  MIG-1     6,000      6,007,766
------------------------------------------------------------------------------
Wisconsin (State of); Series C GO
  7.00% 05/01/97(e)(f)                 AAA    AAA      1,000      1,012,524
------------------------------------------------------------------------------
Wisconsin Health and Education
 Facilities Authority (Wheaton
 Franciscan Services, Inc. System);
 Variable Rate Demand Series 1997 RB
  3.35% 08/15/16(b)(c)                A-1+  VMIG-1     4,000      4,000,000
------------------------------------------------------------------------------
                                                                 11,020,290
------------------------------------------------------------------------------

WYOMING - 0.25%

Uinta (County of) (Chevron USA
 Project); Series 1993 PCR
  3.80% 08/15/20(e)                    --     P-1      2,500      2,500,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS - 103.27%                                   1,036,936,187(h)

------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES -
  (3.27%)                                                       (32,825,030)
------------------------------------------------------------------------------

NET ASSETS - 100.00%                                         $1,004,111,157
==============================================================================

INVESTMENT ABBREVIATIONS:

 BAN Bond Anticipation Notes
 COP Certificates of Participation
 GO  General Obligation Bonds
 IDR Industrial Development Revenue Bonds
 PCR Pollution Control Revenue Bonds

RAN   Revenue Anticipation Notes
RB    Revenue Bonds
TAN   Tax Anticipation Notes
TRAN  Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's Corporation ("S&P"). Ratings are not covered by Independent Auditor's Report.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on March 31, 1997.
(c) Security is secured by a letter of credit.
(d) Security is secured by bond insurance.
(e) Security has an outstanding call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) Security is secured by an escrow fund.
(g) The Fund may invest in synthetic municipal instruments of which the value and return are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sales of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexitites and potential risks that may not be present where a municipal security is owned directly.
(h) Also represents cost for federal income tax purposes.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997

ASSETS:
Investments, at value (amortized cost)                    $1,036,936,187
------------------------------------------------------------------------
Cash                                                              71,176
------------------------------------------------------------------------
Receivables for:
 Investments sold                                                245,000
------------------------------------------------------------------------
 Interest                                                      6,171,284
------------------------------------------------------------------------
 Reimbursement from advisor                                       13,000
------------------------------------------------------------------------
Investment for deferred compensation plan                         24,694
------------------------------------------------------------------------
Other assets                                                      70,953
------------------------------------------------------------------------
    Total assets                                           1,043,532,294
------------------------------------------------------------------------

 LIABILITIES:

Payables for:
 Investments purchased                                        36,361,701
------------------------------------------------------------------------
 Dividends                                                     2,820,829
------------------------------------------------------------------------
 Deferred compensation                                            24,694
------------------------------------------------------------------------
Accrued advisory fees                                            135,309
------------------------------------------------------------------------
Accrued directors' fees                                            5,570
------------------------------------------------------------------------
Accrued administrative service fees                               11,662
------------------------------------------------------------------------
Accrued transfer agent fees                                        8,000
------------------------------------------------------------------------
Accrued distribution fees                                          7,733
------------------------------------------------------------------------
Accrued operating expenses                                        45,639
------------------------------------------------------------------------
    Total liabilities                                         39,421,137
------------------------------------------------------------------------

NET ASSETS                                                $1,004,111,157

========================================================================

NET ASSETS:

 Institutional Shares                                     $  966,567,457
========================================================================
 Private Investment Class                                 $   37,543,700
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Shares:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 966,579,148
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  37,544,154
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 1997

INVESTMENT INCOME:

Interest income                                            $36,350,163
-----------------------------------------------------------------------

EXPENSES:

Advisory fees                                                2,346,148
-----------------------------------------------------------------------
Transfer agent fees                                             85,916
-----------------------------------------------------------------------
Administrative service fees                                     70,077
-----------------------------------------------------------------------
Directors' fees                                                 15,006
-----------------------------------------------------------------------
Distribution fees (Note 2)                                     169,413
-----------------------------------------------------------------------
Other expenses                                                 232,418
-----------------------------------------------------------------------
  Total expenses                                             2,918,978
-----------------------------------------------------------------------
Less fees waived and expenses assumed by advisor              (733,219)
-----------------------------------------------------------------------
  Net expenses                                               2,185,759
-----------------------------------------------------------------------
Net investment income                                       34,164,404
-----------------------------------------------------------------------
Net realized gain on sales of investments                       79,682
-----------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       (5,777)
-----------------------------------------------------------------------
Net increase in net assets resulting from operations       $34,238,309
=======================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 1997 and 1996

                                                   1997            1996
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $   34,164,404  $   40,503,678
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            79,682         292,222
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation)
  of investments                                      (5,777)        (30,577)
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   34,238,309      40,765,323
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                            (33,140,042)    (39,402,142)
-----------------------------------------------------------------------------
 Private Investment Class                         (1,024,362)     (1,101,536)
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Shares                            (42,543,201)     (1,106,286)
-----------------------------------------------------------------------------
 Private Investment Class                          2,402,025       5,845,831
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (40,067,271)      5,001,190
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                           1,044,178,428   1,039,177,238
-----------------------------------------------------------------------------
 End of period                                $1,004,111,157  $1,044,178,428
=============================================================================
NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in):
  Institutional Shares                        $  966,579,148  $1,009,122,349
-----------------------------------------------------------------------------
  Private Investment Class                        37,544,154      35,142,129
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  sales of investments                               (12,145)        (91,827)
-----------------------------------------------------------------------------
 Unrealized appreciation of investments                   --           5,777
-----------------------------------------------------------------------------
                                              $1,004,111,157  $1,044,178,428
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. Net capital gains cannot be distributed to the extent they can be offset by any capital loss carryovers of the Fund.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $175,320 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are applicable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the year ended March 31, 1997, AIM reduced its advisory fee from the Fund by $625,513 and assumed expenses of $23,000.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended March 31, 1997, the Fund reimbursed AIM $70,077 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the year ended March 31, 1997, the Private Investment Class accrued $169,413 as compensation to FMC under the Plan. FMC waived fees of $84,706 duirng the same period.
 The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1997, the Fund paid AIFS $85,916 for such services. Certain officers and directors of the Company are directors or officers of AIM, AIFS and FMC.
 During the year ended March 31, 1997, the Fund paid legal fees of $7,203 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended March 31, 1997 and 1996 were as follows:

                                     1997                             1996
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
  Institutional Shares   4,746,443,085  $ 4,746,443,085   5,051,588,995  $ 5,051,588,995
-----------------------------------------------------------------------------------------
  Private Investment
   Class                   204,111,511      204,111,511     218,503,050      218,503,050
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares         192,345          192,345          99,312           99,312
-----------------------------------------------------------------------------------------
  Private Investment
   Class                       860,021          860,021       1,064,127        1,064,127
-----------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (4,789,178,631)  (4,789,178,631) (5,052,794,593)  (5,052,794,593)
-----------------------------------------------------------------------------------------
  Private Investment
   Class                  (202,569,507)    (202,569,507)   (213,721,346)    (213,721,346)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                (40,141,176) $   (40,141,176)      4,739,545  $     4,739,545
=========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a Institutional Share's capital stock outstanding during each of the years in the eight-year period ended March 31, 1997, the eleven months ended March 31, 1989 and the year ended April 30, 1988.

                                                                  MARCH 31,
                       ---------------------------------------------------------------------------------------------------------
                         1997          1996        1995        1994       1993       1992        1991        1990        1989
                       --------     ----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
Net asset value,
beginning of period       $1.00          $1.00       $1.00       $1.00     $1.00       $1.00       $1.00       $1.00       $1.00
---------------------- --------     ----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
Income from investment
operations:
 Net investment income     0.03           0.04        0.03        0.02      0.03        0.04        0.06        0.06        0.05
---------------------- --------     ----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
Less distributions:
 Dividends from net
 investment income        (0.03)         (0.04)      (0.03)      (0.02)    (0.03)      (0.04)      (0.06)      (0.06)     (0.05)
---------------------- --------     ----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
Net asset value,
end of period             $1.00          $1.00       $1.00       $1.00     $1.00       $1.00       $1.00       $1.00       $1.00
====================== ========     ==========  ==========  ==========  ========  ==========  ==========  ==========  ==========
Total return               3.33%          3.67%       3.06%       2.33%     2.66%       4.09%       5.68%       6.22%   5.67%(a)
====================== ========     ==========  ==========  ==========  ========  ==========  ==========  ==========  ==========
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)  $966,567     $1,009,039  $1,009,891  $1,040,595  $994,828  $1,191,209  $1,156,557  $1,114,813  $1,062,479
====================== ========     ==========  ==========  ==========  ========  ==========  ==========  ==========  ==========
Ratio of expenses to
average net assets(b)      0.20%(c)       0.20%       0.20%       0.20%     0.20%       0.20%       0.20%       0.20%       0.20%(a)
====================== ========     ==========  ==========  ==========  ========  ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets(d)                3.27%(c)        3.59%       3.01%       2.30%     2.66%       4.00%       5.52%       6.03%       5.52%(a)
====================== ========     ==========  ==========  ==========  ========  ==========  ==========  ==========  ==========
                         APRIL 30,
                           1988
                       -----------
Net asset value,
beginning of period          $1.00
--------------------   -----------
Income from
investment operations:
 Net investment income        0.04
--------------------   -----------
Less
distributions:
 Dividends from
 net investment
 income                     (0.04)
--------------------  -----------
Net asset value,
end of period               $1.00
====================  ===========
Total return                 4.56%
====================  ===========
Ratios/supplemental
 data:
Net assets, end
 of period (000s
 omitted)             $1,192,604
====================  ==========
Ratio of expenses to
 average net
 assets(b)                  0.21%
====================  ==========
Ratio of net
investment income to
average net assets(d)       4.47%
====================  ==========

(a)Annualized.
(b) After waiver of advisory fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements were 0.26%, 0.26%, 0.26%, 0.28%, 0.26%, 0.26%,
    0.27%, 0.28%, 0.28%(annualized) and 0.29% for the periods 1997-1988, respectively.
(c) Ratios are based on average net assets of $1,013,970,754.
(d) After waiver of advisory fees and/or expense reimbursements. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 3.21%, 3.53%, 2.95%, 2.22%, 2.60%,
    3.94%, 5.46%, 5.95%, 5.44%(annualized) and 4.40%, for the periods 1997-
    1988, respectively.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders
Tax-Free Investments Co.

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a Portfolio of Tax-Free Investments Co.), including the schedule of investments, as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period then ended, the eleven-month period ended March 31, 1989, and the year ended April 30, 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period then ended, the eleven-month period ended March 31, 1989, and the year ended April 30, 1988, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
May 2, 1997

--------------------------------------------------------------------------------

SUPPLEMENTAL PROXY INFORMATION - SHAREHOLDER MEETING

An annual meeting of shareholders of Tax-Free Investments Co. (the "Company") was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis Sklar.
(2) To approve a new Investment Advisory Agreement between the Company and AIM.
(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.
(4) To ratify KPMG Peat Marwick LLP as independent accountants for the Company's fiscal year ended March 31, 1997.

The following votes were cast with respect to each item:

                                                             Votes
     Director/Matter                             Votes for  Against Abstentions
     ---------------                             ---------  ------- -----------
 (1) Charles T. Bauer.........................  714,318,928   0         0
     Bruce L. Crockett........................  714,318,928   0         0
     Owen Daly II.............................  714,318,928   0         0
     Carl Frischling..........................  714,318,928   0         0
     Robert H. Graham.........................  714,318,928   0         0
     John F. Kroeger..........................  714,318,928   0         0
     Lewis F. Pennock.........................  714,318,928   0         0
     Ian W. Robinson..........................  714,318,928   0         0
     Louis Sklar..............................  714,318,928   0         0
     Approval of the new Investment Advisory
 (2) Agreement................................  714,318,928   0         0
     Elimination of Fundamental Investment
 (3) Policy...................................  714,318,928   0         0
 (4) Ratification of KPMG Peat Marwick LLP....  714,318,928   0         0

                      This page intentionally left blank.

                               DIRECTORS
Charles T. Bauer                                  Robert H. Graham             Tax-Free
Bruce L. Crockett                                  John F. Kroeger             Investments Co.
Owen Daly II                                      Lewis F. Pennock             (TFIC)
Jack Fields                                        Ian W. Robinson
Carl Frischling                                     Louis S. Sklar

                               OFFICERS
Charles T. Bauer                                          Chairman
Robert H. Graham                                         President
John J. Arthur                      Sr. Vice President & Treasurer
Gary T. Crum                                    Sr. Vice President
Carol F. Relihan                    Sr. Vice President & Secretary
Dana R. Sutton                Vice President & Assistant Treasurer             Cash Reserve
Stuart W. Coco                                      Vice President             Portfolio
Melville B. Cox                                     Vice President             -----------------------------------------------------
Karen Dunn Kelley                                   Vice President
J. Abbott Sprague                                    Vice President            Institutional Cash                        ANNUAL
P. Michelle Grace                              Assistant Secretary             Reserve Shares                            REPORT
David L. Kite                                  Assistant Secretary
Nancy L. Martin                                Assistant Secretary
Ofelia M. Mayo                                 Assistant Secretary                                                    MARCH 31, 1997
Kathleen J. Pflueger                           Assistant Secretary
Samuel D. Sirko                                Assistant Secretary
Stephen I. Winer                               Assistant Secretary

                              INVESTMENT ADVISOR
                             A I M Advisors, Inc.
                         11 Greenway Plaza, Suite 100
                               Houston, TX 77046
                                (800) 347-1919

                                  DISTRIBUTOR
                            Fund Management Company
                         11 Greenway Plaza, Suite 100
                            Houston, TX 77046-1173
                                (800) 659-1005

                                   CUSTODIAN
                             The Bank of New York
                       90 Washington Street, 11th Floor
                              New York, NY 10286

                             LEGAL COUNSEL TO FUND
                       Ballard Spahr Andrews & Ingersoll
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

                          LEGAL COUNSEL TO DIRECTORS
                       Kramer, Levin, Naftalis & Frankel
                               919 Third Avenue
                              New York, NY 10022

                                TRANSFER AGENT
                    A I M Institutional Fund Services, Inc.
                         11 Greenway Plaza, Suite 100
                            Houston, TX 77046-1173

                                   AUDITORS
                             KPMG Peat Marwick LLP
                                 700 Louisiana
                               NationsBank Bldg.
                               Houston, TX 77002

        This report may be distributed only to current shareholders or           [LOGO APPEARS HERE]
              to persons who have received a current prospectus.               FUND MANAGEMENT COMPANY
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